Income tax (Details 5) $ in Millions	Jun. 30, 2024 ARS ($)
Brazil
Statement [Line Items]
Total cumulative tax loss carry-forwards	$ 66,092
Operations Center in Argentina [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	269,073
Argentina 1 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	155,360
Argentina 2 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	18,203
Argentina 3 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	11,402
Argentina 4 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	7,525
Argentina 5 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	$ 10,491